BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of Interests In Subsidiaries	The Company's principal properties and material subsidiaries are as follows:

Subsidiary	Location	Percentage of ownership	Property	Principle activity
Premier Gold Mines USA Inc.	Nevada	100%	Holding	Mineral exploration
Goldcorp Dee LLC	Humboldt, Nevada	100%	Lone Tree	Production
Ruby Hill Mining Company LLC	Eureka, Nevada	100%	Ruby Hill	Production
Osgood Mining Company LLC	Humboldt, Nevada	100%	Granite Creek	Development
Au-Reka Gold LLC	Eureka, Nevada	100%	McCoy-Cove	Pre-development
Golden Hill Mining LLC	Eureka, Nevada	100%	FAD	Mineral exploration
Argenta LLC	Lander, Nevada	100%	Inactive	Mineral exploration